Provisions and contingent liabilities - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Over services municipal tax | Pátria Investimentos Ltda.
Disclosure of contingent liabilities [line items]
Contingent liabilities	$ 2,602	$ 2,135
Over services municipal tax | Patria Infrastructure General Partner II Ltd
Disclosure of contingent liabilities [line items]
Contingent liabilities	2,842	2,329
Social Contributions On Gross Revenue | Pátria Investimentos Ltda.
Disclosure of contingent liabilities [line items]
Contingent liabilities	5,578	4,763
Labor Taxes | Pátria Investimentos Ltda.
Disclosure of contingent liabilities [line items]
Contingent liabilities	2,148	1,845
Employment Lawsuits | Pátria Investimentos Ltda.
Disclosure of contingent liabilities [line items]
Contingent liabilities		$ 37
Losses on litigation settlements	16
Over Services Municipal Tax, Additional Loss | Pátria Investimentos Ltda.
Disclosure of contingent liabilities [line items]
Contingent liabilities	$ 3,623